Accounts Receivable (Schedule of Accounts Affected by the Estimated Provisions) (Details) (USD $)	3 Months Ended			12 Months Ended													6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010 Office of Inspector General of the Department of Veterans Affairs [Member]	Sep. 30, 2010 Office of Inspector General of the Department of Veterans Affairs [Member]	Jun. 30, 2013 Chargebacks [Member]	Dec. 31, 2012 Chargebacks [Member]	Jun. 30, 2013 Rebates and incentive programs [Member]	Dec. 31, 2012 Rebates and incentive programs [Member]	Jun. 30, 2013 Returns [Member]	Dec. 31, 2012 Returns [Member]	Jun. 30, 2013 Cash discounts and other [Member]	Dec. 31, 2012 Cash discounts and other [Member]	Jun. 30, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]		Jun. 30, 2013 Successor [Member] Chargebacks [Member]	Dec. 31, 2012 Successor [Member] Chargebacks [Member]	Jun. 30, 2013 Successor [Member] Rebates and incentive programs [Member]	Dec. 31, 2012 Successor [Member] Rebates and incentive programs [Member]	Mar. 31, 2012 Successor [Member] Returns [Member]	Jun. 30, 2013 Successor [Member] Returns [Member]	Dec. 31, 2012 Successor [Member] Returns [Member]	Jun. 30, 2013 Successor [Member] Cash discounts and other [Member]	Dec. 31, 2012 Successor [Member] Cash discounts and other [Member]	Jun. 30, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Jun. 30, 2012 Predecessor [Member] Chargebacks [Member]	Dec. 31, 2011 Predecessor [Member] Chargebacks [Member]		Dec. 31, 2010 Predecessor [Member] Chargebacks [Member]		Jun. 30, 2012 Predecessor [Member] Rebates and incentive programs [Member]	Dec. 31, 2011 Predecessor [Member] Rebates and incentive programs [Member]	Dec. 31, 2010 Predecessor [Member] Rebates and incentive programs [Member]		Jun. 30, 2012 Predecessor [Member] Returns [Member]	Dec. 31, 2011 Predecessor [Member] Returns [Member]	Dec. 31, 2010 Predecessor [Member] Returns [Member]	Jun. 30, 2012 Predecessor [Member] Cash discounts and other [Member]	Dec. 31, 2011 Predecessor [Member] Cash discounts and other [Member]	Dec. 31, 2010 Predecessor [Member] Cash discounts and other [Member]
Accounts Receivable Reserves [Roll Forward]
Beginning balance									$ (49,760,000)	$ (41,670,000)	$ (64,655,000)	$ (59,426,000)	$ (79,081,000)	$ (68,062,000)	$ (35,580,000)	$ (26,544,000)	$ (195,702,000)		$ (143,164,000)		$ (41,670,000)	$ (20,688,000)	$ (59,426,000)	$ (35,132,000)	$ (58,672,000)	$ (68,062,000)	$ (58,672,000)	$ (26,544,000)	$ (28,672,000)	$ (143,164,000)		$ (108,289,000)		$ (114,272,000)		$ (20,688,000)	$ (19,482,000)		$ (16,111,000)		$ (35,132,000)	$ (23,273,000)	$ (39,938,000)		$ (58,672,000)	$ (48,928,000)	$ (39,063,000)	$ (28,672,000)	$ (16,606,000)	$ (19,160,000)
Anchen opening balance																																10,434,000					1,633,000					1,427,000				1,748,000			5,626,000
Provision recorded for current period sales																	(528,300,000)		(841,192,000)		(287,424,000)	(442,245,000)	(126,921,000)	(216,861,000)		(24,683,000)	(33,315,000)	(89,272,000)	(148,771,000)	(375,558,000)		(519,677,000)		(454,310,000)		(205,290,000)	(261,335,000)		(217,601,000)		(96,881,000)	(121,804,000)	(123,451,000)		(15,362,000)	(30,577,000)	(24,416,000)	(58,025,000)	(105,961,000)	(88,842,000)
(Provision) reversal recorded for prior period sales		(1,100,000)	(1,300,000)														574,000		734,000		0 [1]	0 [1]	574,000	(59,000)	(1,600,000) [2]	0	1,602,000 [2]	0	(809,000)	734,000		568,000		(2,810,000)		0 [1]	0	[1]	(77,000)	[1]	(59,000)	660,000	(1,196,000)	[3]	1,602,000 [2]	265,000	437,000	(809,000)	(357,000)	(1,974,000)	[4]
Credits processed																	494,352,000		787,920,000		279,334,000	421,263,000	121,118,000	192,626,000		13,664,000	22,323,000	80,236,000	151,708,000	362,955,000		494,668,000		463,103,000		197,280,000	261,762,000		214,307,000		87,248,000	110,712,000	141,312,000		12,026,000	22,316,000	14,114,000	66,401,000	99,878,000	93,370,000
Ending balance									(49,760,000)	(41,670,000)	(64,655,000)	(59,426,000)	(79,081,000)	(68,062,000)	(35,580,000)	(26,544,000)	(229,076,000)		(195,702,000)		(49,760,000)	(41,670,000)	(64,655,000)	(59,426,000)		(79,081,000)	(68,062,000)	(35,580,000)	(26,544,000)	(155,033,000)		(143,164,000)		(108,289,000)		(28,698,000)	(20,688,000)		(19,482,000)		(44,824,000)	(35,132,000)	(23,273,000)		(60,406,000)	(58,672,000)	(48,928,000)	(21,105,000)	(28,672,000)	(16,606,000)
Accrued Liabilities [Roll Forward]
Beginning balance					(41,345,000)	(42,162,000)	(7,300,000)	(10,500,000)									(42,162,000)	[5]	(39,614,000)	[5]										(39,614,000)	[5]	(32,169,000)	[5]	(24,713,000)	[5]
Anchen opening balance																																(571,000)	[5]
Provision recorded for current period sales																	(34,461,000)	[5]	(73,973,000)	[5]										(26,909,000)	[5]	(55,853,000)	[5]	(41,427,000)	[5]
(Provision) reversal recorded for prior period sales				1,400,000													0	[5]	0	[5]										0	[5]	224,000	[5]	2,586,000	[5],[6]
Credits processed																	35,278,000	[5]	71,425,000	[5]										38,055,000	[5]	48,755,000	[5]	31,385,000	[5]
Ending balance					(41,345,000)	(42,162,000)	(7,300,000)	(10,500,000)									(41,345,000)	[5]	(42,162,000)	[5]										(28,468,000)	[5]	(39,614,000)	[5]	(32,169,000)	[5]
Payables due to distribution agreement partners					64,627,000	66,520,000	3,800,000	6,400,000											66,520,000													69,359,000
Income change in estimate	$ 2,600,000

[1]	Unless specific in nature, the amount of provision or reversal of reserves related to prior periods for chargebacks is not determinable on a product or customer specific basis; however, based upon historical analysis and analysis of activity in subsequent periods, we believe that our chargeback estimates remain reasonable.
[2]	The amount principally represents the resolution of a customer dispute in the first quarter of 2012 regarding invalid deductions taken in prior years of approximately $1,600 thousand.
[3]	During the first quarter of 2010, the Company settled a dispute with a major customer and as a result recorded an additional reserve of $1,300 thousand.
[4]	During the third quarter of 2010, the Company settled a customer dispute related to the January 2009 metoprolol price increase. As a result, the Company recorded an additional reserve of $1,100 thousand.
[5]	Includes amounts due to indirect customers for which no underlying accounts receivable exists and is principally comprised of Medicaid rebates and rebates due under other U.S. Government pricing programs, such as TriCare, and the Department of Veterans Affairs.
[6]	In December 2010, we reached a settlement related to the routine post award contract review of our contract with the Department of Veterans Affairs for the periods 2004 to 2007 with the Office of Inspector General of the Department of Veterans Affairs. We had previously accrued approximately $10,500 thousand ($6,400 thousand net of related partnership consideration) in accrued government liabilities and payables due to distribution agreement partners on our consolidated balance sheet related to this matter. We reduced this accrual to $7,300 thousand ($3,800 thousand net of related partnership consideration), based on the settlement. Accordingly, we recognized approximately $2,600 thousand of income in the fourth quarter of 2010 as a change in estimate. The 2009 change in accrued liabilities recorded for prior period sales is principally comprised of a $1,400 thousand credit from the Medicaid drug rebate program related to a positive settlement based upon the finalization of a negotiation in the third quarter of 2009 pertaining to prior years. With the exception of the foregoing factor, there were no other factors that were deemed to be material individually or in the aggregate.